Staff Costs and Directors' Emoluments - Summary of Staff Costs (Detail) - Costs by employer [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension and other post-retirement benefits:
Total staff costs	$ 2,165	$ 2,040	$ 1,907
Costs borne by IHG [member]
Costs
Wages and salaries	1,956	1,868	1,738
Social security costs	127	106	106
Pension and other post-retirement benefits:
Defined benefit plans (note 25)	19	5	5
Defined contribution plans	63	61	58
Total staff costs	708	645	594
Costs are borne by the System Fund [member]
Pension and other post-retirement benefits:
Total staff costs	347	339	311
Costs are reimbursed [member]
Pension and other post-retirement benefits:
Total staff costs	$ 1,110	$ 1,056	$ 1,002